International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2024, 2023 and 2022

(Dollars in Thousands)

	2024	2023	2022
Operating activities:
Net income	$409,167	$411,768	$300,232
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	625	500	437
Unrealized (gain) loss on equity securities with readily determinable fair values	(27)	(14)	36
Stock compensation expense	214	330	449
(Decrease) increase in other liabilities	(1,251)	4,911	1,743
Equity in undistributed net income of subsidiaries	(287,668)	(240,654)	(74,413)
Net cash provided by operating activities	121,060	176,841	228,484
Investing activities:
Net increase in loans	(24,528)	(20,170)	(32,556)
Increase in other assets and other investments	(56,575)	(33,285)	(43,343)
Net cash used in investing activities	(81,103)	(53,455)	(75,899)
Financing activities:
Redemption of long-term debt	—	(25,774)	—
Proceeds from stock transactions	3,758	1,167	1,537
Payments of cash dividends - common	(82,078)	(78,247)	(75,375)
Purchase of treasury stock	(963)	(4,611)	(52,048)
Net cash used in financing activities	(79,283)	(107,465)	(125,886)
(Decrease) increase in cash	(39,326)	15,921	26,699
Cash at beginning of year	105,184	89,263	62,564
Cash at end of year	$65,858	$105,184	$89,263

Non-cash investing activities:
Net transfers from loans to other investments	$25,551	$—	$—